PRIVATE CAPITAL MANAGEMENT VALUE FUND
A Series of FundVantage Trust

SUMMARY PROSPECTUS	September 1, 2011

Ticker:	Class A Shares — VFPAX Class I Shares — VFPIX	Click here to view fund’s Statutory Prospectus or Statement of Additional Information
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund including the Fund’s Statement of Additional Information (SAI) and shareholder reports online at http://www.private-cap.com/MutualFund/MutualFund.html. You can also get this information at no cost by calling (888) 568-1267, by sending an email request to prospectus@private-cap.com, or from any financial intermediary that offers shares of the Fund. The Fund’s Prospectus, dated September 1, 2011, as amended from time to time, and SAI, dated September 1, 2011, as amended from time to time, are incorporated by reference into this Summary Prospectus.
Investment Objective
The Private Capital Management Value Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 15 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%[1]	1.00%[1]	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (Rule 12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.94%	0.94%	0.94%	0.94%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[2]	2.11%	2.86%	1.86%	2.36%
Fee Waiver and/or Expenses Reimbursement	(0.84%)	(0.84%)	(0.84%)	(0.84%)
Total Annual Fund Operating Expenses After Fee	1.27%	2.02%	1.02%	1.52%
Waiver and/or Expense Reimbursement[2]

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $750,000 or more. The CDSC shall not apply to those purchases of Class A shares of $750,000 or more where a selling broker dealer did not receive a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

[2]	Private Capital Management, L.P. (“Private Capital” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions) do not exceed 1.00% (on an annual basis) of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $25,000 (investment minimum) in the Fund’s Class A and Class C shares, $750,000 (investment minimum) in Class I shares and $10,000 in Class R shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$1,557	$2,207	$3,358	$6,540
Class C	$513	$1,584	$3,179	$7,476
Class I	$7,802	$24,351	$56,709	$146,925
Class R	$155	$480	$1,017	$2,488
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period May 28, 2010 (commencement of operations as a fund) to April 30, 2011, the Fund’s portfolio turnover rate was 21.71% of the average value of its portfolio.
Summary of Principal Investment Strategies
The Fund, under normal circumstances, primarily invests in common stocks of companies listed on stock exchanges in North America. There are no limits on the market capitalizations of the companies in which the Fund may invest.
The Adviser applies a fundamental value, research driven investment approach. The Adviser seeks to identify businesses that it believes are significantly mispriced by the public market. The Adviser values companies using a variety of measures, including an estimate of a company’s capacity to generate discretionary cash flow (cash flow from operations after required capital expenditures) over time and the long-term value of its assets. The Adviser seeks to identify companies that are out of favor, underappreciated or misunderstood, and thereby trade at a significant discount to the Adviser’s estimation of long-term intrinsic value.
The Adviser looks for companies that it believes have entrenched market positions or sustainable competitive advantages; competent management whose interests are aligned with creating long-term shareholder value; corporate cultures that are consistent with good governance and appropriately responsive to shareholders — the company’s ultimate owners; and the ability to compete effectively and succeed under various industry and broader economic scenarios. Consistent with its primary objective of achieving long-term capital appreciation, the Adviser generally expects to hold its investment in a company for a period of 3 to 5 years.
The Adviser continually re-evaluates companies in which it has invested and will scale back or exit a position as a company’s market price approaches the Adviser’s price target or when a change in a fundamental aspect of the company or its operating environment materially affects the Adviser’s investment view. The Adviser will often continue to hold, or add to, positions with declining share prices so long as the factors driving the price decline do not result in a negative revision to the Adviser’s overall investment assessment of the company.
The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. Although the Fund may not invest 25% or more of its net assets in a single industry, the Fund expects to focus its investments in one or more sectors of the economy or stock market as conditions warrant and opportunities present themselves.

Summary of Principal Risks
The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. It is possible to lose money by investing in the Fund.
•	Currency Translation Risk. A significant number of companies in which the Fund invests rely on markets outside the United States for a portion of their operating revenues. These revenues are frequently denominated in currencies other than the U.S. dollar. As a result, these companies face a risk that revenues can be affected by changes in the exchange rate between the local currencies in which revenues are denominated and the U.S. dollar. A relative decline in the value of the U.S. dollar would have the effect of increasing the dollar amount of revenues generated in local currencies, while a relative strengthening of the U.S. dollar would have the opposite effect. While the Adviser evaluates potential currency translation affects along with other factors in making investment decisions, the Adviser does not take steps to hedge potential currency translation risks.

•	Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities, including Canadian securities, may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

•	Management Risk: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. In particular, the Fund faces the risk of loss as a result of mis-estimation or other errors by the Adviser in its fundamental analysis regarding the companies in which the Fund invests. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

•	Market Risk: The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

•	Non-Diversification Risk: The risk that since the Fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than a diversified fund, an investment in the Fund could fluctuate in value more than an investment in a diversified fund.

•	Sector Risk: The Fund may focus its investments from time to time in a limited number of economic sectors. The Fund may not have exposure to all economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s NAV and total returns and may subject the Fund to greater risk of loss. Accordingly, the Fund could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and sectors.

•	Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.
Performance Information
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing:
•	changes in the Fund’s performance from year-to-year; and

•	how the Fund’s average annual returns for one year, five year, ten year and since inception periods compared to those of a broad measure of market performance.

The Fund’s past performance (both before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.private-cap.com or by calling the Fund toll-free at (888) 568-1267.
The annual returns in the bar chart are for the Fund’s Class I shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.
Annual Total Returns For Past Ten Calendar Years — Class I1
Calendar Year-to-Date Total Return as of June 30, 2011: 8.28%
During the periods shown in the bar chart, the Fund’s best quarter was up 23.81% (2nd quarter of 2009) and the Fund’s worst quarter was down -33.47% (4th quarter of 2008).
Average Annual Total Returns For Periods Ended December 31, 2010

				Since
				Inception
Private Capital Management Value Fund Class I Shares[1]	1 Year	5 Years	10 Years	(1/1/87)
Return Before Taxes	15.89%	-0.13%	6.24%	15.60%
Return After Taxes on Distributions [2]	N/A	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Shares [2]	N/A	N/A	N/A	N/A
S&P 500 Index[3] (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	9.59%
Russell 2000 Index[4] (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%	9.25%

				Since
				Inception
Private Capital Management Value Fund Class A Shares	1 Year	5 Years	10 Years	(10/6/10)
Return Before Taxes	N/A	N/A	N/A	8.19%
S&P 500 Index[3] (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	8.90%
Russell 2000 Index[4] (reflects no deductions for fees, expenses or taxes)	26.85%	4.47%	6.33%	14.68%

[1]	Performance shown for the period from January 1, 1987 to May 28, 2010 is the performance of a corporate defined contribution plan account (the “Predecessor Account”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations on May 28, 2010 and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The Class C shares and the Class R shares have not started operations yet. The Class C shares and the Class R shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[3]	The S&P 500 Index is a market-value weighted unmanaged index of 500 stocks chosen for market size, liquidity and industry group representation.

[4]	The Russell 2000 Index is an unmanaged index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
Management of the Fund
Investment Adviser
Private Capital Management, L.P.
Portfolio Manager
Gregg J. Powers is the President, CEO and Chairman of Private Capital Management, L.P. and has been managing the Fund since 2010 and the Predecessor Account since 1994.
Purchase and Sale of Fund Shares
Minimum Investment Requirements

Account Type	Minimum	Class A	Class C	Class I	Class R
Regular Accounts	Initial Investment	$25,000	$25,000	$750,000	No Minimum
	Additional Investments	$250	$250	No Minimum	No Minimum

Individual Retirement Accounts	Initial Investment	$25,000	$25,000	$750,000	No Minimum
	Additional Investments	$250	$250	No Minimum	No Minimum

Automatic Investment Plan	Initial Investment	$2,500	$2,500	N/A	N/A
	Additional Investments	$250	$250	N/A	N/A
You can only purchase and redeem shares of the Fund on days the New York Stock Exchange (the “Exchange”) is open. Shares may be redeemed through the means described below.
Redemption by mail:

Regular mail:	Overnight mail:
Private Capital Management Value Fund	Private Capital Management Value Fund
FundVantage Trust	FundVantage Trust
c/o BNY Mellon Investment Servicing	c/o BNY Mellon Investment Servicing
P.O. Box 9829	4400 Computer Drive
Providence, RI 02940-8029	Westborough, MA 01581-1722
(888) 568-1267

Redemption by telephone:
Call Fund shareholder services (“Shareholder Services”) at (888) 568-1267.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains except when shares are held through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers or Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.